                                                     Rule 497(e)
                                                     File No. 811-5545
                                                     Registration No. 33-21489


         1ST SOURCE MONOGRAM U.S. TREASURY OBLIGATIONS MONEY MARKET FUND
                   1ST SOURCE MONOGRAM DIVERSIFIED EQUITY FUND
                     1ST SOURCE MONOGRAM INCOME EQUITY FUND
                     1ST SOURCE MONOGRAM SPECIAL EQUITY FUND
                         1ST SOURCE MONOGRAM INCOME FUND
               1ST SOURCE MONOGRAM INTERMEDIATE TAX-FREE BOND FUND


                         SUPPLEMENT DATED APRIL 1, 1997,
                        TO PROSPECTUS DATED APRIL 1, 1997

         As of the date hereof, Shares of 1st Source Monogram U.S. Treasury Obligations Money Market Fund and 1st Source Monogram Intermediate Tax-Free Bond Fund are not yet available for sale to the public.


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE